Financial risk management objectives and policies - Schedule of Foreign Currency Forward Exchange Contracts (Details) - Mar. 30, 2025
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	JPY (¥)	CNY (¥)	GBP (£)	HKD ($)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 53.8	€ 33.2	¥ 2,523.0
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 16.8	€ 33.1
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 590.7	£ 9.8	$ 6.4
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 67.3	£ 2.1	$ 9.7